Gains (losses) on disposal of assets not classified as non-current assets held for sale (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains Losses On Disposal Of Assets Not Classified As Non-current Assets Held For Sale
Gains	R$ 1,038,003	R$ 62,951	R$ 45,780
Tangible and intangible assets	114,159	62,951	45,780
Investments (1)	923,844
Losses	(39,595)	(40,596)	(60,893)
Tangible and intangible assets	(33,956)	(40,596)	(32,863)
Investments	(5,639)		(28,030)
Total	R$ 998,408	R$ 22,355	R$ (15,113)